Business Acquisition (Tables)	12 Months Ended
Jun. 30, 2026
Business Acquisition [abstract]
Schedule of Recognized Amounts of Identifiable Assets Acquired and Liabilities

The following table summarizes the recognized amounts of identifiable assets acquired and liabilities assumed at the acquisition date (June 29, 2026):

June 29, 2026
AUD$
Identifiable assets acquired:
Tax recoverable	28,500
Intangible asset - software	92,432
Intangible asset - technology	7,890,569
Related party loans receivable[1]	6,529,191
Share capital receivable[1]	1,070,823
Total identifiable assets acquired	15,611,515

Liabilities assumed:
Trade and other payables	(170,999)
Deferred tax liabilities	(1,972,642)
Total liabilities assumed	(2,143,641)

Total identifiable net assets at acquisition date	13,467,874

Goodwill and NCI allocation:
Total consideration transferred	7,754,899
Plus: Non-controlling interest[2]	6,598,988
Less: Total identifiable net assets acquired	(13,467,874)
Less: Foreign currency translation difference[3]	(155,154)
Goodwill recognized on acquisition (Note 10)[4]	730,859

[1]	Identifiable assets acquired include receivables as follows: (i) an unsecured loan receivable from Ms. Hailing Fan with a contractual and acquisition-date fair value of US$4,590,000 (AUD$6,529,191). The amount not expected to be collected was nil, and the receivable was fully collected in USDT subsequent to June 30, 2026 (refer to Note 25(c)); and (ii) a share capital receivable from the Parent (Australian Oilseeds Holdings Limited) for newly issued shares with a contractual and acquisition-date fair value of US$736,840 (AUD$1,070,823). The amount not expected to be collected was nil. This represents deferred subscription consideration payable by the Parent within six months following closing pursuant to the Share Purchase Agreement, which is an intra-group balance eliminated on consolidation (refer to Note 5(a)).
[2]	The Group has elected to measure the non-controlling interest in Rentbuddyuk at its proportionate share of the acquiree’s identifiable net assets pursuant to IFRS 3 (proportionate share method).
[3]	Foreign currency translation difference of AUD$155,154 represents the multi-currency reconciliation between the Parent’s USD-funded consideration and the Rentbuddyuk’s GBP identifiable net assets at acquisition, recognized directly within equity reserves.
[4]	Goodwill recognized on the acquisition primarily reflects the digital rent guarantor operational workflows and customer acquisition channels in the UK private rental sector, as well as expected commercial and operational synergies with the Group’s continuing technology platforms.